UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec. 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Value Management GP, LLC
Address:  9 West 57th Street
          New York, New York  10019

Form 13F File No.:  28-______ (pending)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Patricia Navis
  Title:    Vice Pres., Apollo Value Management GP, LLC
  Phone:    212-515-3485

Signature, Place, and Date of Signing:

    Apollo Value Management GP, LLC
    By:  Patricia Navis, Vice President        New York, NY  Feb. 13, 2009



Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-10465
 Name:                  Apollo Management IV, L.P.

     The filing of this report shall not be deemed an admission, for pur-poses of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Manager, the Reporting Manager, and related entities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.